Segment information (Details)	12 Months Ended
	Aug. 31, 2021 CAD ($) segment	Aug. 31, 2021 USD ($) segment	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of reportable business segments | segment	2	2
Segment revenues	$ 3,513,788		$ 2,417,173		$ 2,869,377
Segment gross profit	1,604,182		604,390		1,285,364
Segment (loss) profit before tax	(15,008,317)		(2,254,223)		297,453
Research and development	1,489,953
Office salaries and benefits	1,754,613		315,138		372,961
Segment assets	38,801,292		3,631,625
Cash	18,147,821		1,296,756
Additions to property and equipment	544,354		77,966		$ 175,952
Additions to intangible assets	528,726
Segment liabilities	$ 5,276,105		$ 2,839,710
Operating segments
Disclosure of operating segments [line items]
Revenue from external customers		$ 3,513,788
Segment revenues		3,513,788
Segment gross profit		1,604,182
Segment (loss) profit before tax		(15,008,317)
Research and development		1,489,953
Office salaries and benefits		1,754,613
Segment assets							$ 38,801,292
Cash							18,147,821
Additions to property and equipment		544,354
Additions to intangible assets		1,102,662
Segment liabilities							5,276,105
Inter-segment eliminations
Disclosure of operating segments [line items]
Revenue from other segments		(149,483)
Segment revenues		(149,483)
Segment gross profit		(39,642)
Segment (loss) profit before tax		(32,255)
Segment assets							(9,108,603)
Additions to property and equipment		(33,468)
Segment liabilities							(63,470)
Sale of electric boats | Operating segments
Disclosure of operating segments [line items]
Revenue from external customers		2,158,240		$ 2,417,173		$ 2,869,377
Revenue from other segments		142,007
Segment revenues		2,300,247		2,417,173		2,869,377
Segment gross profit		640,228		604,390		1,285,364
Segment (loss) profit before tax		(15,581,767)		(2,254,223)		297,453
Research and development		1,489,953
Office salaries and benefits		1,557,966		315,138		372,961
Segment assets						1,914,562	35,175,599	$ 3,631,625
Cash							17,210,266	1,296,756
Additions to property and equipment		432,547		$ 77,966		175,952
Additions to intangible assets		1,102,662
Segment liabilities						$ 2,046,864	2,400,829	$ 2,839,710
Rental of electric boats | Operating segments
Disclosure of operating segments [line items]
Revenue from external customers		1,355,548
Revenue from other segments		7,476
Segment revenues		1,363,024
Segment gross profit		988,644
Segment (loss) profit before tax		526,652
Office salaries and benefits		199,599
Segment assets							12,734,296
Cash							937,555
Additions to property and equipment		$ 145,275
Segment liabilities							$ 2,938,746